1
The Gabelli Utility Trust
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 84.1%
ENERGY AND UTILITIES  — 70.3%
Alternative Energy  — 1.4%
2,950 Brookfield Renewable Corp., Cl. A ...... $ 103,103
3,300 Clearway Energy Inc., Cl. C .......... 103,389
6,000 Eos Energy Enterprises Inc.† ......... 15,420
2,700 Landis+Gyr Group AG .............. 206,716
46,250 NextEra Energy Partners LP .......... 2,809,687
12,500 Ormat Technologies Inc. ............ 1,059,625
600 Orsted AS ...................... 50,957
130 SolarEdge Technologies Inc.† ......... 39,513
6,000 Vestas Wind Systems A/S ........... 173,816
4,562,226
Diversified Industrial  — 0.7%
2,000 Alstom SA ...................... 54,398
17,294 AZZ Inc. ........................ 713,205
17,000 Bouygues SA .................... 573,191
300 Chart Industries Inc.† .............. 37,620
10,000 General Electric Co. ................ 956,000
300 Sulzer AG ....................... 25,395
2,359,809
Electric Integrated  — 40.7%
23,000 ALLETE Inc. ..................... 1,480,510
78,250 Alliant Energy Corp. ............... 4,178,550
17,150 Ameren Corp. .................... 1,481,588
50,950 American Electric Power Co. Inc. ...... 4,635,941
1,800 Atlantica Sustainable Infrastructure plc .. 53,208
64,000 Avangrid Inc. .................... 2,552,320
45,000 Avista Corp. ..................... 1,910,250
400 Badger Meter Inc. ................. 48,728
33,000 Black Hills Corp. .................. 2,082,300
7,500 CenterPoint Energy Inc. ............. 220,950
80,300 CMS Energy Corp. ................ 4,928,814
46,500 Dominion Energy Inc. .............. 2,599,815
16,800 DTE Energy Co. .................. 1,840,272
72,700 Duke Energy Corp. ................ 7,013,369
65,000 Edison International ............... 4,588,350
6,500 Emera Inc. ...................... 267,022
4,200 Entergy Corp. .................... 452,508
140,500 Evergy Inc. ...................... 8,587,360
114,700 Eversource Energy ................ 8,976,422
100,200 FirstEnergy Corp. ................. 4,014,012
82,000 Hawaiian Electric Industries Inc. ....... 3,148,800
3,700 IDACORP Inc. .................... 400,821
58,500 MGE Energy Inc. .................. 4,543,695
202,000 NextEra Energy Inc. ................ 15,570,160
48,000 NiSource Inc. .................... 1,342,080
72,500 NorthWestern Corp. ............... 4,194,850
180,000 OGE Energy Corp. ................. 6,778,800
63,300 Otter Tail Corp. ................... 4,574,691
55,000 PG&E Corp.† .................... 889,350
Shares
Market
Value
1,100 Pinnacle West Capital Corp. .......... $ 87,164
86,700 PNM Resources Inc. ............... 4,220,556
58,250 Portland General Electric Co. ......... 2,847,842
21,500 PPL Corp. ...................... 597,485
31,450 Public Service Enterprise Group Inc. .... 1,964,053
800 Sempra Energy ................... 120,928
3,300 The Southern Co. ................. 229,614
17,000 Unitil Corp. ...................... 969,680
124,700 WEC Energy Group Inc. ............. 11,820,313
143,350 Xcel Energy Inc. .................. 9,667,524
135,880,695
Electric Transmission and Distribution  — 2.7%
32,500 Consolidated Edison Inc. ............ 3,109,275
20,700 Constellation Energy Corp. ........... 1,624,950
66,100 Exelon Corp. ..................... 2,768,929
110,000 Iberdrola SA ..................... 1,370,103
400 The Timken Co. ................... 32,688
8,905,945
Environmental Services  — 0.3%
1,300 Evoqua Water Technologies Corp.† ..... 64,636
800 Fluidra SA ...................... 14,047
200 Tetra Tech Inc. ................... 29,382
27,712 Veolia Environnement SA ............ 853,524
961,589
Equipment and Supplies  — 0.8%
4,000 Capstone Green Energy Corp.† ........ 5,320
3,655 Graham Corp.† ................... 47,807
28,700 Mueller Industries Inc. .............. 2,108,876
1,100 Valmont Industries Inc. ............. 351,208
2,513,211
Global Utilities  — 2.1%
8,000 Chubu Electric Power Co. Inc. ........ 84,293
7,595 EDP - Energias de Portugal SA ........ 41,316
117,000 Electric Power Development Co. Ltd. .... 1,877,816
34,000 Endesa SA ...................... 737,460
300,000 Enel SpA ....................... 1,830,744
560,000 Hera SpA ....................... 1,580,247
15,000 Hokkaido Electric Power Co. Inc.† ...... 54,905
12,000 Hokuriku Electric Power Co.† ......... 53,594
5,000 Huaneng Power International Inc., ADR† . 104,969
37,000 Korea Electric Power Corp., ADR† ...... 256,780
22,000 Kyushu Electric Power Co. Inc.† ....... 125,430
10,000 Shikoku Electric Power Co. Inc.† ...... 56,713
8,000 The Chugoku Electric Power Co. Inc.† ... 40,550
25,000 The Kansai Electric Power Co. Inc. ..... 243,080
10,000 Tohoku Electric Power Co. Inc.† ....... 49,633
7,137,530

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Merchant Energy  — 1.7%
240,000 The AES Corp. ................... $ 5,779,200
Natural Gas Integrated  — 5.5%
8,000 DT Midstream Inc. ................ 394,960
85,000 Energy Transfer LP ................ 1,059,950
105,000 Kinder Morgan Inc. ................ 1,838,550
105,000 National Fuel Gas Co. .............. 6,062,700
143,400 ONEOK Inc. ..................... 9,111,636
18,467,796
Natural Gas Utilities  — 5.7%
25,500 Atmos Energy Corp. ............... 2,865,180
9,000 Chesapeake Utilities Corp. ........... 1,151,910
14,000 Engie SA ....................... 221,277
69,000 National Grid plc, ADR .............. 4,691,310
30,300 ONE Gas Inc. .................... 2,400,669
20,000 RGC Resources Inc. ............... 463,800
111,915 Southwest Gas Holdings Inc. ......... 6,989,092
1,200 Spire Inc. ....................... 84,168
600 UGI Corp. ....................... 20,856
18,888,262
Natural Resources  — 1.3%
55,700 Cameco Corp. .................... 1,457,669
30,000 Compania de Minas Buenaventura SAA,
ADR ......................... 245,400
21,000 Exxon Mobil Corp. ................ 2,302,860
2,200 Hess Corp. ...................... 291,148
4,297,077
Oil  — 0.4%
4,500 Devon Energy Corp. ............... 227,745
33,000 Halliburton Co. ................... 1,044,120
1,271,865
Services  — 1.5%
22,000 ABB Ltd., ADR ................... 754,600
15,000 Dril-Quip Inc.† ................... 430,350
99,500 Enbridge Inc. .................... 3,795,925
4,980,875
Water  — 5.5%
26,000 American States Water Co. ........... 2,311,140
22,400 American Water Works Co. Inc. ....... 3,281,376
23,000 Artesian Resources Corp., Cl. A ....... 1,273,280
33,200 California Water Service Group ........ 1,932,240
26,400 Essential Utilities Inc. .............. 1,152,360
7,000 Middlesex Water Co. ............... 546,840
143,000 Severn Trent plc .................. 5,078,694
29,400 SJW Group ..................... 2,238,222
9,400 The York Water Co. ................ 420,180
Shares
Market
Value
4,100 Zurn Elkay Water Solutions Corp. ...... $ 87,576
18,321,908
TOTAL ENERGY AND UTILITIES ...... 234,327,988
COMMUNICATIONS  — 10.7%
Cable and Satellite  — 3.4%
23,000 Altice USA Inc., Cl. A† .............. 78,660
2,500 Charter Communications Inc., Cl. A† .... 894,025
20,400 Cogeco Inc. ..................... 918,189
96,000 DISH Network Corp., Cl. A† .......... 895,680
15,000 EchoStar Corp., Cl. A† .............. 274,350
300,000 ITV plc ......................... 306,426
62,000 Liberty Global plc, Cl. A† ............ 1,209,000
120,071 Liberty Global plc, Cl. C† ............ 2,447,047
80,000 Liberty Latin America Ltd., Cl. A† ...... 664,800
5,947 Liberty Latin America Ltd., Cl. C† ...... 49,122
20,000 Rogers Communications Inc., Cl. B ..... 927,200
124,000 Telenet Group Holding NV ........... 2,815,969
11,480,468
Communications Equipment  — 0.1%
8,000 Furukawa Electric Co. Ltd. ........... 148,281
Telecommunications  — 5.5%
45,000 AT&T Inc. ....................... 866,250
12,000 BCE Inc., New York ................ 537,480
6,047 BCE Inc., Toronto ................. 270,873
105,000 BT Group plc, Cl. A ................ 188,852
7,000 Cogeco Communications Inc. ......... 340,962
115,000 Deutsche Telekom AG .............. 2,787,436
60,000 Deutsche Telekom AG, ADR .......... 1,451,400
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 32
118,000 Lumen Technologies Inc. ............ 312,700
70,000 Nippon Telegraph & Telephone Corp. .... 2,088,797
162,500 Orange Belgium SA† ............... 2,689,289
6,000 Orange SA, ADR .................. 71,580
59,000 Orascom Financial Holding SAE† ...... 364
11,800 Orascom Investment Holding, GDR† .... 165
30,000 Pharol SGPS SA† ................. 1,763
8,500 Proximus SA .................... 81,987
2,000 PT Indosat Tbk ................... 927
130,000 Sistema PJSC FC, GDR†(a) .......... 65,000
1,350 Tele2 AB, Cl. B ................... 13,430
220,000 Telefonica Deutschland Holding AG ..... 676,880
250,000 Telefonica SA, ADR ................ 1,070,000
85,000 Telekom Austria AG ................ 640,668
25,000 Telephone and Data Systems Inc. ...... 262,750
24,000 Telesat Corp.† ................... 206,400
6,500 T-Mobile US Inc.† ................. 941,460
19,900 VEON Ltd., ADR† ................. 350,638

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
60,000 Verizon Communications Inc. ......... $ 2,333,400
18,251,483
Wireless Communications  — 1.7%
5,000 America Movil SAB de CV, ADR† ....... 105,250
14,000 Anterix Inc.† ..................... 462,560
105,000 Millicom International Cellular SA, SDR† . 1,987,402
1,154 Mobile TeleSystems PJSC(a) ......... 192
7,250 Mobile TeleSystems PJSC, ADR†(a) .... 4,423
1,200 Operadora De Sites Mexicanos SAB de CV 1,197
1,814 SK Telecom Co. Ltd., ADR ........... 37,205
400 SmarTone Telecommunications Holdings
Ltd. ......................... 256
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 258,000
39,000 United States Cellular Corp.† ......... 808,470
190,000 Vodafone Group plc, ADR ........... 2,097,600
5,762,555
TOTAL COMMUNICATIONS ......... 35,642,787
OTHER  — 2.9%
Automotive  — 0.1%
48,000 Iveco Group NV† ................. 454,189
Diversified Industrial  — 0.1%
1,200 Accelleron Industries AG, ADR† ....... 28,080
600 Arcosa Inc. ...................... 37,866
290 ITT Inc. ........................ 25,027
3,820 L.B. Foster Co., Cl. A† .............. 43,853
500 Matthews International Corp., Cl. A ..... 18,030
10,000 Trinity Industries Inc. ............... 243,600
396,456
Electronics  — 0.5%
200 Hubbell Inc. ..................... 48,662
2,200 Keysight Technologies Inc.† .......... 355,256
567 Resideo Technologies Inc.† .......... 10,365
14,000 Sony Group Corp., ADR ............. 1,269,100
1,683,383
Entertainment  — 0.0%
8,000 Warner Bros Discovery Inc.† ......... 120,800
Equipment and Supplies  — 0.2%
20,500 CIRCOR International Inc.† .......... 637,960
Financial Services  — 0.2%
110,000 GAM Holding AG† ................. 66,845
21,000 Kinnevik AB, Cl. A† ................ 341,131
15,000 Kinnevik AB, Cl. B† ................ 223,288
631,264
Shares
Market
Value
Machinery  — 1.0%
200,000 CNH Industrial NV ................. $ 3,054,000
1,975 Flowserve Corp. .................. 67,150
600 Medmix AG ..................... 12,512
2,965 Mueller Water Products Inc., Cl. A ..... 41,332
1,300 Xylem Inc. ...................... 136,110
3,311,104
Specialty Chemicals  — 0.1%
200 Air Products and Chemicals Inc. ....... 57,442
300 Linde plc ....................... 106,632
164,074
Transportation  — 0.7%
21,000 GATX Corp. ..................... 2,310,420
TOTAL OTHER ................. 9,709,650
INDEPENDENT POWER PRODUCERS AND ENERGY
TRADERS  — 0.2%
Electric Integrated  — 0.2%
20,000 NRG Energy Inc. .................. 685,800
TOTAL COMMON STOCKS ......... 280,366,225
MANDATORY CONVERTIBLE SECURITIES(b)  — 0.2%
ENERGY AND UTILITIES  — 0.2%
Natural Gas Utilities  — 0.2%
17,400 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 874,437
WARRANTS  — 0.0%
OTHER  — 0.0%
Financial Services  — 0.0%
7,500 SDCL EDGE Acquisition Corp., expire
12/31/28† ..................... 1,462
ENERGY AND UTILITIES  — 0.0%
Services  — 0.0%
1,425 Weatherford International plc, expire
12/13/23† ..................... 691
TOTAL WARRANTS .............. 2,153
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 15.7%
$ 52,720,000 U.S. Treasury Bills,
4.509% to 5.098%††, 04/20/23 to
09/07/23 ...................... 52,246,224
TOTAL INVESTMENTS — 100.0% ....
(Cost $293,476,843) ............. $ 333,489,039

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt